POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

Supplement Dated April 1, 2008 to the Prospectus Dated February 29, 2008 of:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Asia Pacific Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Dynamic Europe Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Europe Small-Mid Portfolio
PowerShares FTSE RAFI International Real Estate Portfolio
PowerShares FTSE RAFI Japan Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Water Portfolio
PowerShares International Listed Private Equity Portfolio
(each, a "Fund")

Effective March 31, 2008, the name of PowerShares Capital Management LLC, the Funds' investment adviser, has been changed to "Invesco PowerShares Capital Management LLC." In connection with such change, all references to "PowerShares Capital Management LLC" are replaced with references to "Invesco PowerShares Capital Management LLC."

Effective March 31, 2008, the name of A I M Distributors, Inc., the Funds' distributor, has been changed to "Invesco Aim Distributors, Inc." In connection with such change, all references to "A I M Distributors, Inc." are replaced with references to "Invesco Aim Distributors, Inc."

The third and fourth paragraphs of the section titled "Management of the Funds—Portfolio Managers" are hereby removed and replaced with the following:

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since their inception. Mr. Stoneberg has been a Portfolio Manager of the Adviser since June 2007. Mr. Stoneberg joined the Adviser as a research analyst in January 2006, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

The following pargaraph is hereby added between the first and second paragraphs of the section titled "Principal Risks of Investing in the Fund—Non-Correlation Risk" for each Fund other than PowerShares International Listed Private Equity Portfolio:

Due to legal and regulatory rules and limitations imposed by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

With regard to the PowerShares International Listed Private Equity Portfolio, the following paragraph is hereby added between the first and second paragraphs of the section titled "Principal Risks of Investing in the Fund—Non-Correlation Risk":

The Underlying Index includes certain securities of publicly traded partnerships in which the Fund may not invest as a result of the U.S. tax rules governing the Fund's status and taxation as a regulated investment company. The Fund's investments may deviate from the Underlying Index in part because the Fund will not make investments it believes would jeopardize the Fund's status as a regulated investment company or which the Fund deems would be unduly burdensome under the U.S. tax rules governing the taxation of regulated investment companies. Due to legal and regulatory rules and limitations imposed by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

Supplement Dated April 1, 2008 to the Statement of Additional Information Dated February 29, 2008 of:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Asia Pacific Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Dynamic Europe Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Europe Small-Mid Portfolio
PowerShares FTSE RAFI International Real Estate Portfolio
PowerShares FTSE RAFI Japan Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Water Portfolio
PowerShares International Listed Private Equity Portfolio
(each, a "Fund")

Effective March 31, 2008, the name of PowerShares Capital Management, LLC the Funds' investment adviser, has been changed to "Invesco PowerShares Capital Management LLC." In connection with such change, all references to "PowerShares Capital Management LLC" are replaced with references to "Invesco PowerShares Capital Management LLC."

Effective March 31, 2008, the name of A I M Distributors, Inc., the Funds' distributor, has been changed to "Invesco Aim Distributors, Inc." In connection with such change, all references to "A I M Distributors, Inc." are replaced with references to "Invesco Aim Distributors, Inc."

The biography of D. Mark McMillan in the section titled "Management" is hereby replaced by the following:

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	109	None

Effective March 14, 2008, Keith Ovitt resigned as Secretary of the Funds. The biography of Keith Ovitt is hereby removed from the section titled "Management" and the biography of Bruce T. Duncan is hereby replaced by the following:

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Secretary	Chief Financial Officer Since 2007 and Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

The description of Trustee compensation contained in the second paragraph on page 13 in the section titled "Management" is hereby removed and replaced with the following:

As of April 1, 2008, the Trust and the three other exchange-traded fund trusts managed by the Adviser (the "Fund Family") pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). The Trust and the PowerShares Exchange-Traded Fund Trust (the "Initial Trust") pay $155,000 of the Retainer, half of which is allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which is allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. The other trusts in the Fund Family pay the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.